Shareholders' equity - Common Shares (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) shares	Jan. 31, 2019 USD ($)
Shareholders' equity
Number of shares outstanding at beginning of period | shares	186,692,481
Number of shares outstanding at end of period | shares	189,381,388	186,692,481
Balance at the beginning period	$ 5,158,300,000
At-the-market equity offering	136,000,000
Amount ofAcquisition of Salares Norte	27,000,000
Amount of Exercise of stock options	13,200,000	$ 4,200,000
Dividend reinvestment plan	48,800,000	41,700,000
Balance at the ending period	$ 5,390,700,000	$ 5,158,300,000
Common shares
Shareholders' equity
Shares issued | shares	189,381,388
Shares, par value (dollars per share) | $ / shares	$ 0
Common shares | Salares Norte Royalty Interest
Shareholders' equity
Acquisition of Salares Norte			366,499
Preferred shares
Shareholders' equity
Shares issued | shares	0
Share Capital (Note 19)
Shareholders' equity
Number of shares outstanding at beginning of period | shares	186,692,481	185,930,331
At-the-market equity offering | shares	1,433,400
Acquisition of Salares Norte	366,499
Exercise of stock options | shares	283,863	94,018
Vesting of restricted share units | shares	46,375	52,882
Dividend reinvestment plan | shares	558,770	615,250
Number of shares outstanding at end of period | shares	189,381,388	186,692,481
Balance at the beginning period	$ 5,158,300,000	$ 5,107,800,000
At-the-market equity offering	136,000,000
Amount ofAcquisition of Salares Norte	27,000,000
Amount of Exercise of stock options	17,300,000	5,500,000
Amount of Vesting of restricted share units	3,300,000	3,300,000
Dividend reinvestment plan	48,800,000	41,700,000
Balance at the ending period	$ 5,390,700,000	$ 5,158,300,000